Investments (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Investments
Investments consist of the following:

	As at
	March 31,	March 31,
	2020	2019
Investments in marketable securities and mutual funds	$162,746	$134,493
Investment in fixed deposits	43,030	15,907

Total	$205,776	$150,400

	As at
	March 31, 2020	March 31, 2019
Current investments	$125,641	$67,913
Non-current investment	80,135	82,487

Total	$205,776	$150,400